The anti-dilutive shares of common stock equivalents for the years ended February 28, 2022 and February 28, 2021 were as follows: (Details) - shares	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Class of Stock [Line Items]
Total	1,237,643,136	971,955,449	971,955,449	1,237,643,136	17,598,248,964	11,765,888,741
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Total					16,336,475,742	11,141,522,749
Stock Options and Warrants [Member]
Class of Stock [Line Items]
Total	401,217,451	968,523,386	968,523,386	401,217,451	1,256,845,661	619,523,492
Convertible Debt Securities [Member]
Class of Stock [Line Items]
Total	836,425,685	3,432,063	3,432,063	836,425,685	4,927,561	4,842,500